Transamerica International Focus VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Australia - 5.4%
Computershare Ltd.	540,562	$ 9,022,510
National Australia Bank Ltd.	545,793	10,201,174

		19,223,684

Austria - 2.3%
Erste Group Bank AG	233,326	8,096,167

China - 3.6%
ANTA Sports Products Ltd.	365,681	4,116,331
Zijin Mining Group Co. Ltd., H Shares	5,788,925	8,856,054

		12,972,385

Denmark - 4.1%
Novo Nordisk AS, Class B	160,972	14,692,835

Finland - 2.4%
Metso OYJ	318,136	3,348,021
Neste OYJ (A)	152,177	5,169,368

		8,517,389

France - 12.4%
LVMH Moet Hennessy Louis Vuitton SE	11,697	8,859,471
Sanofi	104,750	11,238,600
TotalEnergies SE	196,749	12,961,284
Vinci SA	99,255	11,020,521

		44,079,876

Germany - 6.6%
Bayerische Motoren Werke AG	57,815	5,891,219
Infineon Technologies AG	135,700	4,498,465
Merck KGaA	38,919	6,507,417
MTU Aero Engines AG	36,083	6,552,049

		23,449,150

Ireland - 4.1%
ICON PLC (B)	18,128	4,464,020
Kingspan Group PLC	73,884	5,542,960
Smurfit Kappa Group PLC	135,030	4,505,521

		14,512,501

Israel - 3.0%
Bank Leumi Le-Israel BM	779,462	6,458,505
Nice Ltd., ADR (A) (B)	25,094	4,265,980

		10,724,485

Italy - 1.1%
Interpump Group SpA	87,501	4,023,279

Japan - 19.2%
Asahi Group Holdings Ltd.	232,398	8,693,153
Astellas Pharma, Inc.	487,283	6,762,747
ITOCHU Corp.	356,754	12,905,595
MatsukiyoCocokara & Co.	409,698	7,348,739
Mitsubishi Corp.	156,984	7,487,834
Open House Group Co. Ltd.	179,249	6,086,118
Pan Pacific International Holdings Corp.	468,956	9,847,323
Tokyo Electron Ltd.	67,103	9,178,167

		68,309,676

	Shares	Value
COMMON STOCKS (continued)
Mexico - 1.8%
Grupo Financiero Banorte SAB de CV, Class O	750,651	$ 6,291,642

Netherlands - 4.7%
ASML Holding NV	9,076	5,364,901
Wolters Kluwer NV	93,720	11,360,150

		16,725,051

Norway - 5.8%
DNB Bank ASA	454,958	9,170,062
Equinor ASA	349,760	11,481,934

		20,651,996

Republic of Korea - 2.3%
Samsung Electronics Co. Ltd.	159,032	8,039,721

Singapore - 2.1%
DBS Group Holdings Ltd.	301,040	7,408,183

Sweden - 1.8%
Epiroc AB, Class B	395,745	6,346,090

Taiwan - 3.9%
Airtac International Group	180,174	5,474,163
E Ink Holdings, Inc.	832,119	4,639,884
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	43,640	3,792,316

		13,906,363

United Kingdom - 10.8%
British American Tobacco PLC	233,507	7,341,921
Compass Group PLC	392,515	9,578,151
Diageo PLC	212,310	7,859,256
Legal & General Group PLC	2,445,246	6,638,164
Rio Tinto PLC, ADR (A)	107,005	6,809,798

		38,227,290

Total Common Stocks (Cost $328,230,330)		346,197,763

OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (D)	109,305	109,305

Total Other Investment Company (Cost $109,305)		109,305

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 2.50% (D), dated 09/29/2023, to be repurchased at $4,244,421 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.88%, due 09/30/2026, and with a value of $4,328,446.	$ 4,243,536	4,243,536

Total Repurchase Agreement (Cost $4,243,536)		4,243,536

Total Investments (Cost $332,583,171)		350,550,604
Net Other Assets (Liabilities) - 1.4%		4,996,652

Net Assets - 100.0%		$ 355,547,256

Transamerica Series Trust	Page 1

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	13.6%	$47,625,733
Pharmaceuticals	11.2	39,201,599
Oil, Gas & Consumable Fuels	8.5	29,612,586
Semiconductors & Semiconductor Equipment	6.5	22,833,849
Trading Companies & Distributors	5.8	20,393,429
Professional Services	5.8	20,382,660
Machinery	5.5	19,191,553
Beverages	4.7	16,552,409
Metals & Mining	4.5	15,665,852
Textiles, Apparel & Luxury Goods	3.7	12,975,802
Construction & Engineering	3.1	11,020,521
Broadline Retail	2.8	9,847,323
Hotels, Restaurants & Leisure	2.7	9,578,151
Technology Hardware, Storage & Peripherals	2.3	8,039,721
Consumer Staples Distribution & Retail	2.1	7,348,739
Tobacco	2.1	7,341,921
Insurance	1.9	6,638,164
Aerospace & Defense	1.9	6,552,049
Household Durables	1.7	6,086,118
Automobiles	1.7	5,891,219
Building Products	1.6	5,542,960
Electronic Equipment, Instruments & Components	1.3	4,639,884
Containers & Packaging	1.3	4,505,521
Life Sciences Tools & Services	1.3	4,464,020
Software	1.2	4,265,980

Investments	98.8	346,197,763
Short-Term Investments	1.2	4,352,841

Total Investments	100.0%	$350,550,604

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$25,623,756	$320,574,007	$—	$346,197,763
Other Investment Company	109,305	—	—	109,305
Repurchase Agreement	—	4,243,536	—	4,243,536

Total Investments	$25,733,061	$324,817,543	$—	$350,550,604

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $9,767,723, collateralized by cash collateral of $109,305 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $10,013,727. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at September 30, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 2

Transamerica International Focus VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica International Focus VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3